Consolidated Statements of Income (Unaudited) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Revenue	[1]	$ 3,970	$ 3,088	$ 7,828	$ 6,554
Operating Expenses
Electric fuel and other energy-related purchases		718	623	1,509	1,367
Purchased electric capacity		24	23	63	37
Purchased (excess) gas		227	64	957	404
Other operations and maintenance		1,283	873	2,285	1,668
Depreciation and amortization		661	463	1,312	961
Other taxes		284	166	576	365
Impairment of assets and other charges		312	134	1,147	135
Total operating expenses		3,509	2,346	7,849	4,937
Income (loss) from operations		461	742	(21)	1,617
Other income		92	185	480	285
Interest and related charges		452	361	921	675
Income (loss) from operations including noncontrolling interests before income tax expense		101	566	(462)	1,227
Income tax expense (benefit)		43	88	157	223
Net Income (Loss) Including Noncontrolling Interests		58	478	(619)	1,004
Noncontrolling Interests		4	29	7	52
Net Income (loss)		$ 54	$ 449	$ (626)	$ 952
Earnings Per Common Share
Net income (loss) attributable to Dominion Energy - Basic		$ 0.07	$ 0.69	$ (0.78)	$ 1.46
Net income (loss) attributable to Dominion Energy - Diluted		$ 0.05	$ 0.69	$ (0.78)	$ 1.46
Virginia Electric and Power Company
Operating Revenue		$ 1,938	$ 1,829	$ 3,903	$ 3,577
Operating Expenses
Electric fuel and other energy-related purchases	[2]	536	508	1,132	1,099
Purchased electric capacity		13	23	46	37
Affiliated suppliers		127	74	213	157
Other		438	365	631	681
Depreciation and amortization		299	247	603	544
Other taxes		90	79	175	162
Impairment of assets and other charges		197		743
Total operating expenses		1,700	1,296	3,543	2,680
Income (loss) from operations		238	533	360	897
Other income		16	21	53	24
Interest and related charges	[2]	135	126	270	258
Income (loss) from operations including noncontrolling interests before income tax expense		119	428	143	663
Income tax expense (benefit)		19	89	23	140
Net Income (Loss) Including Noncontrolling Interests		100	339	120	523
Net Income (loss)		100	339	120	523
Dominion Energy Gas Holdings, LLC
Operating Revenue	[3]	530	508	1,096	898
Operating Expenses
Purchased (excess) gas	[3]	(3)	(6)	9	8
Other energy-related purchases		1	2	1	2
Affiliated suppliers		54	38	93	69
Other		156	151	293	285
Depreciation and amortization		92	88	182	150
Other taxes		38	25	78	52
Impairment of assets and other charges		13	126	13	126
Gains on sales of assets			(6)		(51)
Total operating expenses		351	418	669	641
Income (loss) from operations		179	90	427	257
Earnings from equity method investee		9	11	22	31
Other income		44	16	85	33
Interest and related charges		86	46	173	50
Income (loss) from operations including noncontrolling interests before income tax expense		146	71	361	271
Income tax expense (benefit)		23	(13)	66	31
Net income from continuing operations		123	84	295	240
Net income from discontinued operations		26	45	80	102
Net Income (Loss) Including Noncontrolling Interests		149	129	375	342
Noncontrolling Interests		30	46	66	79
Net Income (loss)		$ 119	$ 83	$ 309	$ 263

[1]	See Note 10 for amounts attributable to related parties.
[2]	See Note 20 for amounts attributable to affiliates.
[3]	See Note 20 for amounts attributable to related parties.